Commitments and Contingencies (Details) - USD ($) $ in Thousands		1 Months Ended	11 Months Ended		12 Months Ended
	Jul. 09, 2020	Feb. 28, 2021	Nov. 29, 2021	Nov. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessels covered for pollution per vessel per incident					$ 1,000,000
OceanPal Inc. Predecessors [Member]
Vessels covered for pollution per vessel per incident			$ 1,000,000
Minimum charter revenues expected to be generated from fixed and non-cancelable time charter contracts						$ 3,100
OceanPal Inc. Predecessors [Member] | Diana Wilhelmsen Management Limited
Potential fines or penalties	$ 1,750
Payment of security bond	$ 1,000
Accrual payments				$ 250			$ 1,000
Amount of fine		$2.0
Litigation settlement expense				$ 2,000
Probation period		four years		four-year